Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Certain Payments Over the Next Five Years

Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2019	2020	2021	2022	2023	Thereafter	Total
Long-term debt (1)	$17	$374	$17	$8	$—	$3	$419
Transportation	12	8	5	4	3	9	41
Power infrastructure	7	2	—	—	—	—	9
Interest obligations	17	8	1	1	—	—	27
Office lease	33	33	33	33	33	36	201
Decommissioning liability	12	11	11	11	10	74	129

Total	$98	$436	$67	$57	$46	$122	$826

(1)	The 2020 figure includes $337 million related to the syndicated credit facility that is due for renewal in 2020. Historically, the Company has successfully renewed its syndicated credit facility.